Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Schedule of Issued and Outstanding Shares	Issued and outstanding shares
	Number of Common Shares	Amount
Balance, December 31, 2024	321,257,689	$153,294,666
Acquisition of Reflexivity LLC	186,034	442,722
DSU exercised	4,435,755	6,908,083
RSU conversion	112,500	216,250
Options exercised	9,237,595	14,735,950
Warrants exercised	3,125,000	671,132
Share purchase agreement	1,607,717	3,909,861
NCIB	(1,235,900)	(2,769,629)
Private placement	45,662,101	46,758,112
Share issuance costs	-	(4,192,788)
Treasury shares paid out	1,439,484	3,000,000
Balance, December 31, 2025	385,827,975	$222,974,359
DSU exercised	1,663,750	2,572,420
RSU conversion	554,264	995,786
Balance, June 30, 2026	388,045,989	$226,542,565

Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants

Stock options, DSUs, RSUs, PSUs, and Warrants

	Options			DSU		RSU		PSU		Warrants
	Number of Options	Weighted average exercise price (CAD)	Value of options	Number of DSU	Value of DSU	Number of RSUs and PSUs	Value of RSU	Number of RSUs and PSUs	Value of RSU	Number of warrants	Weighted average exercise price (CAD)	Value of warrants	Total Value
December 31, 2024	28,253,782	$1.32	16,904,428	13,126,012	$8,768,445	-	$-	-	$-	23,125,000	$0.20	$728,133	$26,401,006
Granted / vested	1,671,030	4.51	4,521,451	1,839,685	7,394,757	2,145,000	1,408,193	200,000	31,552	-	-	-	11,916,208
Exercised	(9,237,595)	1.14	(6,432,505)	(637,500)	(6,908,083)	(112,500)	(216,250)	-	-	(3,125,000)	0.23	(141,785)	(13,482,373)
Expired / cancelled	(950,000)	3.77	(940,420)	(4,435,755)	(145,850)	-	-	-	-	-	-	-	(1,086,270)
December 31, 2025	19,737,217	$1.32	$14,052,954	9,892,442	$9,109,269	2,032,500	$1,191,943	200,000	$31,552	20,000,000	$0.20	$586,348	$23,748,571
Granted / vested	450,000	1.03	460,147	-	957,025	1,128,594	1,713,123	-	101,981	-	-	-	3,130,295
Exercised	-	-	-	-	(2,572,420)	(554,264)	(995,786)	-	-	-	-	-	(3,568,206)
Forfeited	-	-	-	-	-	(187,500)	(106,211)	-	-	-	-	-	-
Expired / cancelled	(2,345,000)	1.41	(2,510,159)	(1,663,750)	-	-	-	-	-	-	-	-	(2,510,159)
June 30, 2026	17,842,217	$1.55	$12,002,942	8,228,692	$7,493,874	2,419,330	$1,803,069	200,000	$133,533	20,000,000	$-	$586,348	$20,800,501